UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502

                              Comstock Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 1-800-422-3554

                     Date of fiscal year end: April 30, 2003

                    Date of reporting period: April 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              COMSTOCK FUNDS, INC.

                                  ANNUAL REPORT
                                 APRIL 30, 2003


TO OUR SHAREHOLDERS,

      Ever since the current bear market started in early 2000, strategists, economists, and general investors have blamed the market and economic woes on everything except the real cause -- the massive structural imbalances and excessive valuations built up during the unsustainable late 1990s boom. Although the current mantra now says it's all the fault of the Iraqi situation, this is only the latest in a series of excuses that have kept investors in the market in the face of the second worst market decline of the past century. The following is a chronology paraphrasing the various excuses put forward at different times over the past three years:

February 2000 -- "This is a new era. Growth will soar, recessions are obsolete and the Dow is worth 36,000. The dotcom companies are the place to be. Forget price-earnings multiples. That's for your grandfather. These are bargains at any price."

July 2000 -- "Well, we always suspected those dotcom companies, but the rest of the economy is in great shape. The better-quality technology companies will grow forever. Just wait until those portfolio managers get back from summer vacation. The market will take off after Labor Day."

October 2000 -- "We know the technology companies have hit the skids, but it won't spread to the rest of the economy. This is strictly a tech-oriented phenomenon."

December 2000 -- "The market would have taken off by now if not for this stupid election dispute. You better load up on stocks right now. They'll really take off once the election dispute is settled."

January 2001 -- "Now that the Fed has cut rates, a market rise is a sure thing. We've got this study that shows that every time the Fed has begun a round of rate reductions the market has been up substantially over the following year -- well, not every time -- 1929 was an exception, but that's not going to happen again."

September 2001 -- "Every statistic was showing we were recovering until the terrorist attack. If not for that we would be in strong recovery now. But soon everyone is going to go out and spend, and by the first half of 2002 the economy will be soaring -- and we're overdue for a new round of technology spending too."

February 2002 -- "Well, we're definitely in a recovery mode, although we concede it's a bit slow. We're looking for a gangbuster second half."

October 2002 -- "We would certainly have been in strong recovery by now but those Enron, WorldCom, accounting and general corporate governance problems have damaged investor and consumer confidence. The authorities are now taking corrective measures, and by the first half of 2003 these problems will be behind us. After that the economy will soar as both consumers and corporations will spend."

February 2003 -- "It's all Iraq. People are focused on that and it's hurting the market and the economy. Even Greenspan says so. As soon as we resolve the Iraq situation the market and economy will really take off."

      Now that the Iraqi war is over the market has rallied on hopes of a second half economic recovery, although the evidence to date indicates that the economy is still weak. As much as we would like to turn bullish, we believe that the market is still highly overvalued and that the economy has serious structural problems.

      The latest reason for being bullish is the changed policy on the dollar recently announced by Treasury Secretary John Snow. Although he insisted we still have a strong dollar policy he changed the meaning of the word "strong", saying that it referred to the confidence it inspires in the public and its resistance to counterfeiting. Obviously, the administration has changed its policy on the dollar in an attempt to boost the economy in the second half of this year. We have to expect that after almost unanimous predictions of a stronger second half for each of the past three years, the administration must feel that they will now have to help the economy even more despite aggressive monetary ease and the passage of an $800 billion (ignoring sunset provisions) tax reduction package.

      We have owned the Euro in both Funds since the Euro broke down from the 90 level. We have been discussing the strong possibility of a deflationary bear market for three years and have discussed the potential dollar problem in our comments entitled "Cycle of Deflation" and numerous other comments on our website -- www.comstockfunds.com.

      The  process  works  as  follows:  when  a  deflationary   environment  is
recognized in any country, the government is forced to debase the domestic currency in order to offset the onerous deflationary forces. The problem is that this policy exports deflation to its trading partners. For example, when we lower the value of the U.S. dollar, it exports deflation to Germany. If the Euro increases by 50%, the cost of a Mercedes auto in the U.S. rises by 50% unless Mercedes decides to lower the price and accept far lower profit margins. Mercedes then has a choice of much lower volume or lower profit margins or some combination of both. A successful round of coordinated global interest rate cuts among industrialized nations is likely to trigger a round of competitive devaluations and, subsequently, full-fledged protectionism in the form of tariffs, quotas and capital controls. This is most often followed by attempts to dump goods at reduced costs (beggar-thy-neighbor) and results in widespread debt defaults, bankruptcies and credit liquidations.

      The   deflationary   cycle  is  a  powerful  force.   The  combination  of
over-investments leading to worldwide overcapacity and unserviceable debt, followed by rampant speculation and outrageous valuations in financial markets creates an untenable situation that never ends well. The problem with exporting deflation to our trading partners is simply that they cannot afford any more deflation. The International Monetary Fund ("IMF") recently warned that Germany, Taiwan and Hong Kong face the risk of deflation and that deflation in Japan could get worse. This puts the Fed and the administration in a box with virtually no way out. They can't keep easing monetary policy and increasing the budget deficit without further weakening the dollar, and if they continue a weak dollar policy -- as they obviously want to do -- the world gets into a "cycle of deflation" with competitive devaluations leading to debt defaults. Under these economic conditions we think it is far too early to get bullish, particularly with the market still highly overvalued, and the majority of economists and strategists still misreading the underlying financial and economic conditions.

INVESTMENT PERFORMANCE

      For the fiscal year ended April 30, 2003, the Comstock Capital Value Fund's Class A, B, C and R Shares posted total returns of 19.49%, 18.89%, 18.66% and 19.43%, respectively. The Comstock Strategy Fund's Class O, A and C Shares returned 8.22%, 8.09% and 7.14%, respectively. The Standard & Poor's ("S&P") 500 Index declined 13.30% while the Lehman Brothers Government/Corporate Bond ("LBG/C") Index rose 12.43%, over the same twelve-month period. Each index is an unmanaged indicator of investment performance. The Comstock Capital Value Funds Class A, B, C and R Shares declined 8.34%, 8.72%, 8.75% and 8.45%, respectively, over the six months ended April 30, 2003. The Comstock Strategy Fund's Class O, A and C Shares declined 9.14%, 9.09% and 9.24%, respectively, over the same six-month period. The S&P 500 Index and the LBG/C Index rose 4.47% and 5.52%, respectively, over the same six-month period. The Comstock

Capital Value Fund's performance was mainly due to holdings of S&P 500 puts, shorts in S&P 500 futures, and shorts in individual stocks concentrated in technology, finance, retail and biotechnology. The performance of the Comstock Strategy Fund was largely due to positions in S&P puts.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                        JULY                              AUGUST             SEPTEMBER
                        ----                              ------             ---------
      1st Tuesday       Howard Ward                       Howard Ward        Howard Ward
      1st Wednesday     Caesar Bryan                      Caesar Bryan       Caesar Bryan
      2nd Wednesday     Charles Minter & Martin Weiner    Ivan Arteaga       Elizabeth Lilly
      3rd Wednesday     Hartswell Woodson                 Walter Walsh       Hartswell Woodson
      4th Wednesday     Ivan Arteaga                      Barbara Marcin     Ivan Arteaga
      5th Wednesday     Barbara Marcin

      All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited. The schedule is subject to change based on portfolio manager availability.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      The Fund's daily net asset value is available each evening after 6:00 PM (Eastern Time) by calling 800-GABELLI (800-422-3554) or through financial websites on the Internet. The Fund's Nasdaq symbols are on the following page. Please call us during the business day for further information.

                                   Sincerely,

            /S/ CHARLES L. MINTER                           /S/ MARTIN WEINER

            CHARLES L. MINTER                               MARTIN WEINER, CFA
            Portfolio Manager                               Portfolio Manager
            and Director                                    and President

June 2, 2003

--------------------------------------------------------------------------------
 You may obtain current information about Comstock Strategy Fund and Comstock Capital Value Fund and its investment strategy through the Internet web site WWW.COMSTOCKFUNDS.COM or call our telephone information line 800-GABELLI. Please save this information for future reference.
--------------------------------------------------------------------------------

NOTE: The views expressed in this report reflect those of the portfolio manager only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2003+
--------------------------------------------------------------------------------

Total  Return  Based on a $10,000  Investment--Comstock  Strategy  Fund  Class O
Shares
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

             Class O                            Lehman Govt./
          Shares (a)  S&P 500 Index (b)  Corp. Bond Index (c)  Blended Index (d)
5/26/88        9,550             10,000                10,000             10,000
4/89          10,824             12,554                10,858             11,452
4/90          12,242             13,879                11,767             12,498
4/91          13,302             16,324                13,513             14,475
4/92          14,577             18,615                14,968             16,199
4/93          15,409             21,334                17,139             18,249
4/94          16,970             21,416                17,336             18,726
4/95          17,375             25,156                18,536             20,712
4/96          17,837             32,756                20,139             24,066
4/97          16,972             40,989                21,492             27,235
4/98          14,446             57,823                23,927             33,154
4/99          12,811             70,441                25,430             37,040
4/00          10,973             77,577                25,672             38,582
4/01          11,857             67,515                28,781             39,868
4/02          12,117             58,995                30,934             40,045
4/03          13,113             51,149                34,779             41,416

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
--------------------------------------------------------------------------------

                                                                                                        SINCE FUND'S
COMSTOCK STRATEGY FUND (A)                      6 MONTHS      ONE YEAR     FIVE YEARS     TEN YEARS  INCEPTION (5/26/88)
------------------------------------------------------------------------------------------------------------------------
  CLASS O (CPSFX)
  Without sales charge ......................... (9.14)%       8.22%        (1.92)%        (1.60)%          2.14%
  With sales charge (e) ........................(13.23)%       3.35%        (2.82)%        (2.05)%          1.83%
------------------------------------------------------------------------------------------------------------------------
  CLASS A (CPFAX)
  Without sales charge ......................... (9.09)%       8.09%        (2.14)%        (1.85)%          1.95%
  With sales charge (e) ........................(13.18)%       3.23%        (3.04)%        (2.30)%          1.64%
------------------------------------------------------------------------------------------------------------------------
  CLASS C (CPFCX)
  Without contingent deferred sales charge ..... (9.24)%       7.14%        (2.81)%        (2.37)%          1.59%
  With contingent deferred sales charge (f) ....(10.06)%       6.14%        (2.81)%        (2.37)%          1.59%
------------------------------------------------------------------------------------------------------------------------
  S&P 500 INDEX + ..............................  4.47%      (13.30)%       (2.42)%         9.66%          11.55%
------------------------------------------------------------------------------------------------------------------------
  LEHMAN BROTHERS GOVT./CORP. BOND INDEX + .....  5.52%       12.43%         7.77%          7.33%           8.71%
------------------------------------------------------------------------------------------------------------------------

(a) Total  return  prior  to  8/01/91  reflects  performance  of the  Fund  as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A Shares and Class C Shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O Shares and Class A Shares, as appropriate, and (ii) does not reflect service and distribution fees borne by Class A Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(b) This unmanaged broad-based index is comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(c) This unmanaged broad-based index is comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(d) The blended index contains 65% of the Lehman Brothers Govt./Corp. Bond Index and 35% of the S&P 500 Index.
(e) Assuming maximum initial sales charge of 4.5%.
(f) Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.
+ Past performance is no guarantee of future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. These Funds utilize short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. Performance for periods less than one year are not annualized. The prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money. The S&P 500 Index is an unmanaged broad-based index comprised of 500 widely-held common stocks. The Lehman Brothers Govt./Corp. Bond Index is an unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The indices do not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2003+
--------------------------------------------------------------------------------

Total Return Based on a $10,000 Investment--Comstock Capital Value Fund Class A Shares
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

                Class A Shares (a)          S&P 500 Index(b)
10/10/85                     9,550                    10,000
4/86                        13,363                    13,223
4/87                        15,145                    16,728
4/88                        17,449                    15,641
4/89                        19,472                    19,221
4/90                        22,348                    21,243
4/91                        22,979                    24,978
4/92                        23,817                    28,475
4/93                        24,323                    31,100
4/94                        24,294                    32,752
4/95                        23,924                    38,464
4/96                        23,591                    50,068
4/97                        20,531                    62,646
4/98                        14,067                    88,371
4/99                        10,438                   107,661
4/00                         8,277                   118,567
4/01                        10,862                   103,189
4/02                        12,185                    90,167
4/03                        14,560                    78,175

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                                                                                          SINCE POLICY       SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (A)              SIX MONTHS  ONE YEAR  FIVE YEARS  TEN YEARS  INCEPTION (C)  INCEPTION (10/10/85)
-----------------------------------------------------------------------------------------------------------------------------
  CLASS A (DRCVX)
  Without sales charge ....................... (8.34)%    19.49%     0.69%     (5.00)%      (0.25)%             2.43%
  With sales charge (d) ......................(12.46)%    14.12%    (0.23)%    (5.44)%      (0.53)%             2.16%
-----------------------------------------------------------------------------------------------------------------------------
  CLASS B (DCVBX)
  Without contingent deferred sales charge ... (8.72)%    18.89%    (0.09)%    (5.75)%      (0.76)%             1.95%
  With contingent deferred sales charge (e) ..(12.40)%    14.89%    (0.43)%    (5.75)%      (0.76)%             1.95%
-----------------------------------------------------------------------------------------------------------------------------
  CLASS C (CPCCX)
  Without contingent deferred sales charge ... (8.75)%    18.66%     0.00%     (5.71)%      (0.74)%             1.97%
  With contingent deferred sales charge (f) .. 32.53%     17.66%     0.00%     (5.71)%      (0.74)%             1.97%
-----------------------------------------------------------------------------------------------------------------------------
  CLASS R (CPCRX) ............................ (8.45)%    19.43%     0.90%     (4.83)%      (0.14)%             2.53%
-----------------------------------------------------------------------------------------------------------------------------
  S&P 500 INDEX + ............................  4.47%    (13.30)%   (2.42)%     9.66%       10.12%              8.97%
-----------------------------------------------------------------------------------------------------------------------------

(a) The total return is based upon a hypothetical investment at the Fund's inception on 10/10/85. Because Class B Shares were not actually introduced until 1/15/93 and Class C Shares and Class R Shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B Shares and Class R Shares, reflects the performance information for Class A Shares, (ii) in the case of Class C Shares, reflects the performance information for Class A Shares and Class B Shares, as appropriate, and (iii) in the case of Class B Shares and Class C Shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(b) This unmanaged broad-based index is comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(c) On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(d) Assuming maximum initial sales charge of 4.5%.
(e) Assuming payment of the maximum CDSC. The maximum CDSC for Class B Shares is 4% and is reduced to 0% after six years.
(f) Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.
+ Past performance is no guarantee of future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. These Funds utilize short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. Performance for periods less than one year are not annualized. The prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money. The S&P 500 Index is an unmanaged broad-based index comprised of 500 widely-held common stocks. The Lehman Brothers Govt./Corp.Bond Index is an unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The indices do not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2003
--------------------------------------------------------------------------------
                                                          MARKET
     SHARES                                   COST        VALUE
     ------                                  ------       -----
  COMMON STOCK -- 1.3%
              METALS AND MINING -- 1.3%
      17,000  Newmont Mining Corp. .......$   482,871  $   459,340
                                          -----------  -----------
    PRINCIPAL
     AMOUNT
    ---------
  U.S. GOVERNMENT OBLIGATIONS -- 91.0%
              U.S. TREASURY BILLS -- 46.2%
 $15,941,000  U.S. Treasury Bills,
               1.106% to 1.183%++,
               05/15/03 to 08/07/03 (a) .. 15,916,265   15,917,582
                                          -----------  -----------
              U.S. TREASURY BONDS -- 26.6%
              U.S. Treasury Bonds,
   4,000,000   6.250%, 05/15/30 ..........  4,333,003    4,821,096
   3,981,000   5.375%, 02/15/31 ..........  3,983,937    4,345,202
                                          -----------  -----------
                                            8,316,940    9,166,298
                                          -----------  -----------
              U.S. TREASURY NOTE -- 18.2%
   5,400,000  U.S. Treasury Note,
               6.000%, 08/15/09 ..........  5,268,360    6,252,612
                                          -----------  -----------
  TOTAL U.S. GOVERNMENT OBLIGATIONS ...... 29,501,565   31,336,492
                                          -----------  -----------

    NUMBER OF                           EXPIRATION DATE/
    CONTRACTS ISSUE                      EXERCISE PRICE
    --------- -----                     ----------------
  PUT OPTIONS PURCHASED -- 7.6%
        290   CDW Computer Centers .......  Oct. 03/35      63,075
        580   Intel Corp. ................  Jan. 04/15      63,800
        208   KLA-Tencor Corp ............  Jan. 04/30      44,720
         60   KLA-Tencor Corp ............  Jan. 04/35      21,900
        140   International Business
               Machines ..................  Jan. 04/70      42,000
         40   International Business
               Machines ..................  Jan. 04/75      16,800
        317   Linear Technology Corp. ....  Jan. 04/25      60,230
         10   Linear Technology Corp. ....  Jan. 04/30       3,400
        216   Maxim Integrated Products ..  Jan. 04/30      57,240
         20   Maxim Integrated Products ..  Jan. 04/35       8,800
        300   S & P 500 Index ............ Jun. 03/750      34,500
        345   S & P 500 Index ............ Jun. 03/775      62,100
        110   S & P 500 Index ............ Jun. 03/800      34,100
        400   S & P 500 Index ............ Sep. 03/850     960,000
        100   S & P 500 Index ............ Dec. 03/750     140,000
        300   S & P 500 Index ............ Dec. 03/775     540,000
         78   S & P 500 Index ............ Dec. 03/800     171,600
         62   S & P 500 Index ............ Mar. 04/800     195,610
         20   STMicroelectronics NV ......Jan. 04/17.5       3,650
        540   STMicroelectronics NV ......  Jan. 04/15      60,750
                                                       -----------
  TOTAL PUT OPTIONS PURCHASED
    (Cost $9,225,881) ...............................  $ 2,584,275
                                                       -----------

                                                          MARKET
                                              COST        VALUE
                                             ------       -----
  TOTAL INVESTMENTS -- 99.9% .............$39,210,317  $34,380,107
                                          ===========
  OTHER ASSETS AND LIABILITIES (NET) -- 0.1% ........       29,176
                                                       -----------
  NET ASSETS -- 100.0% ..............................  $34,409,283
                                                       ===========
  SECURITIES SOLD SHORT -- (9.3)%

COMMON STOCKS -- (8.3)%            SHARES   PROCEEDS
-------------                      ------   --------
    Cymer Inc.+ ...................18,000 $   428,234  $   513,900
    Intel Corp. ...................25,000     415,240      460,000
    KLA-Tencor Corp.+ .............12,000     431,690      492,000
    Novellus Systems Inc.+ ........16,000     440,741      448,640
    PeopleSoft Inc.+ ..............28,000     428,944      420,840
    Varian Semiconductor
     Equipment Associates Inc.+ ...22,000     443,872      507,100
                                          -----------  -----------
                                            2,588,721    2,842,480
                                          -----------  -----------

                                   NUMBER OF
                                   CONTRACTS
                                   ---------
  PUT OPTIONS -- (1.0)%
  -----------
    S & P 500 Index (Sep. 03/750) .   400   1,238,800      312,000
                                          -----------  -----------
  TOTAL SECURITIES SOLD SHORT ............$ 3,827,521  $ 3,154,480
                                          ===========  ===========

    PRINCIPAL                             SETTLEMENT   UNREALIZED
     AMOUNT                                  DATE     APPRECIATION
    ---------                             ----------  ------------
  FORWARD FOREIGN EXCHANGE CONTRACTS
              Deliver European Currency
               Units in exchange for:
  3,150,000(b) USD 3,413,340 ............. 06/20/03    $   102,952
                                                       ===========
  ------------------
  (a) At April 30, 2003, $8,500,000 principal amount was pledged as collateral for securities sold short.
  (b)   Principal Amount denoted in Euros.
   +    Non-income producing security.
  ++    Represents annualized yield at date of purchase.
  USD - U.S. Dollars.

                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2003
--------------------------------------------------------------------------------
                                                          MARKET
     SHARES                                   COST        VALUE
     ------                                  ------       -----
  COMMON STOCK -- 0.9%
              METALS AND MINING -- 0.9%
      50,000  Newmont Mining Corp. ..... $  1,420,210  $  1,351,000
                                         ------------  ------------
    PRINCIPAL
     AMOUNT
    ---------
  U.S. GOVERNMENT OBLIGATIONS -- 95.6%
              U.S. TREASURY BILLS -- 91.7%
$142,732,000  U.S. Treasury Bills,
               1.106% to 1.183%++,
               05/01/03 to 08/07/03 (a)   142,617,693   142,622,280
                                         ------------  ------------
              U.S. TREASURY BOND -- 3.9%
   5,000,000  U.S. Treasury Bond,
               6.250%, 05/15/30 (b) ....    5,416,254     6,026,370
                                         ------------  ------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS ....  148,033,947   148,648,650
                                         ------------  ------------
    NUMBER OF                           EXPIRATION DATE/
    CONTRACTS ISSUE                     EXERCISE PRICE
    --------- -----                     ----------------
  PUT OPTIONS PURCHASED -- 3.1%
      1,160   CDW Computer Centers .....    Oct. 03/35      252,300
      2,322   Intel Corp. ..............    Jan. 04/15      255,420
        835   KLA-Tencor Corp. .........    Jan. 04/30      179,525
        240   KLA-Tencor Corp. .........    Jan. 04/35       87,600
        560   International Business
               Machines ................    Jan. 04/70      168,000
        160   International Business
               Machines ................    Jan. 04/75       67,200
      1,268   Linear Technology Corp. ..    Jan. 04/25      240,920
         40   Linear Technology Corp. ..    Jan. 04/30       13,600
        864   Maxim Integrated Products     Jan. 04/30      228,960
         80   Maxim Integrated Products     Jan. 04/35       35,200
        850   S & P 500 Index ..........    Jun. 03/800     263,500
        820   S & P 500 Index ..........    Jun. 03/825     418,200
        300   S & P 500 Index ..........    Sep. 03/850     720,000
        330   S & P 500 Index ..........    Dec. 03/800     726,000
        260   S & P 500 Index ..........    Mar. 04/800     820,300
         80   STMicroelectronics Inc. ..   Jan. 04/17.5      14,600
      2,160   STMicroelectronics Inc. ..    Jan. 04/15      243,000
                                                       ------------
  TOTAL PUT OPTIONS PURCHASED (Cost $12,058,289) ..... $  4,734,325
                                                       ------------
  TOTAL INVESTMENTS -- 99.6% ........... $161,512,446   154,733,975
                                         ============
  OTHER ASSETS AND LIABILITIES (NET) -- 0.4% .........      675,815
                                                       ------------
  NET ASSETS -- 100.0% ............................... $155,409,790
                                                       ============

  SECURITIES SOLD SHORT -- (29.8)%
                                                          MARKET
     COMMON STOCKS -- (29.6)%    SHARES     PROCEEDS      VALUE
     -------------               ------     --------      -----
    Acxiom Corp.+ .............. 12,000  $    179,994  $    167,520
    Affiliated Computer
     Services Inc.+ ............ 30,000     1,224,267     1,431,000
    AmerisourceBergen Corp. .... 17,000     1,147,670       983,450
    Analog Devices Inc.+ ....... 18,000       470,866       596,160
    Applied Materials Inc.+ .... 26,000       667,756       379,600
    Bank One Corp. ............. 40,000     1,302,901     1,442,000
    BISYS Group Inc.+ .......... 28,000       894,573       472,640
    Block (H&R) Inc. ........... 35,000     1,310,812     1,351,700
    Broadcom Corp., Cl. A+ ..... 18,500       665,844       330,965
    Brooks Automation+ ......... 13,000       531,559       110,110
    Cardinal Health Inc. ....... 20,000     1,234,367     1,105,600
    CDW Computer Centers Inc.+ . 32,000     1,459,813     1,364,480
    Chiron Corp.+ .............. 14,000       584,613       571,620
    Cisco Systems Inc.+ ........  7,300       124,826       109,792
    Citigroup Inc. ............. 38,000     1,185,564     1,491,500
    Cymer Inc.+ ................ 35,000       893,095       999,250
    Dow Jones & Co. Inc. ....... 54,000     2,169,905     2,138,400
    Emulex Corp.+ .............. 27,000       723,848       553,230
    Goldman Sachs Group Inc. ... 15,000     1,029,269     1,138,500
    Home Depot Inc. ............  9,000       422,626       253,170
    IDEC Pharmaceuticals Corp.+  36,000     1,292,411     1,179,000
    Intel Corp. ................ 23,000       681,802       423,200
    International Business
     Machines Corp. ............ 25,700     2,030,400     2,181,930
    International Rectifier
     Corp.+ .................... 19,000       740,858       429,780
    Janus Capital Group Inc. ... 16,000       348,628       222,400
    KLA - Tencor Corp.+ ........ 50,000     1,734,885     2,050,000
    Krispy Kreme
     Doughnuts Inc.+ ........... 15,000       552,202       487,200
    Linear Technology Corp. .... 67,000     1,963,855     2,309,490
    Maxim Integrated
     Products Inc. .............  9,600       505,680       377,184
    Mellon Financial Corp. ..... 30,000       868,174       793,500
    Merrill Lynch & Co. Inc. ...  7,000       291,680       287,350
    Micron Technology Inc.+ ....  9,000       181,994        76,500
    Microsoft Corp. ............ 16,600       432,381       424,462
    Miller (Herman) Inc. ....... 34,000       729,577       594,660
    Molex Inc. ................. 90,000     2,205,910     2,100,600
    Nasdaq-100 Index
     Tracking Stock+ ........... 68,000     1,617,662     1,866,600
    Newport Corp.+ ............. 63,000       968,967       814,023
    Novellus Systems Inc.+ ..... 35,000       881,725       981,400
    PeopleSoft Inc.+ ...........104,000     1,993,457     1,563,120
    Semiconductor HOLDRs
     Trust ..................... 19,000       712,933       501,410
    Semtech Corp.+ ............. 20,000       425,349       318,000
    Silicon Laboratories Inc.+ . 22,000       627,560       625,900
    STMicroelectronics Inc. .... 70,000     1,276,762     1,441,300

                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- APRIL 30, 2003
--------------------------------------------------------------------------------

  SECURITIES SOLD SHORT (CONTINUED)
                                                            MARKET
COMMON STOCKS (CONTINUED)        SHARES    PROCEEDS         VALUE
-------------                    ------    --------         ------
    Texas Instruments Inc. ..... 20,000  $    517,992  $    369,800
    The Walt Disney Co. ........ 10,000       189,286       186,600
    Varian Semiconductor
     Equipment Associates Inc.+  85,000     1,956,836     1,959,250
    Wal-Mart Stores Inc. ....... 22,000     1,178,725     1,239,040
    Walgreen Co. ............... 28,000       960,281       864,080
    Xilinx Inc.+ ............... 85,000     1,734,662     2,300,950
                                         ------------  ------------
                                           47,826,802    45,959,416
                                         ------------  ------------

                                 NUMBER OF
                                 CONTRACTS
                                 ---------
  PUT OPTIONS -- (0.2)%
  -----------
    S & P 500 Index (Sep. 03/750)   300       659,685       234,000
                                         ------------  ------------
  TOTAL SECURITIES SOLD SHORT ...........$ 48,486,487  $ 46,193,416
                                         ============  ============

                                                 UNREALIZED
                                                APPRECIATION/
                                               (DEPRECIATION)
                                               --------------
  FUTURES CONTRACTS -- SHORT POSITION
        325   S & P 500 Index Futures ...    06/21/03  $ (8,145,313)
                                                       ============
  FUTURES CONTRACTS -- LONG POSITION
         63   Euro Futures ..............    06/21/03  $    303,188
                                                       ============
  ---------------------
  (a) At April 30, 2003, $30,800,000 principal amount was pledged as collateral for securities sold short.
  (b) At April 30, 2003, $4,550,000 principal amount was pledged as collateral for futures contracts.
  +   Non-income producing security.
  ++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003
--------------------------------------------------------------------------------

                                                                                          STRATEGY      CAPITAL VALUE
                                                                                            FUND            FUND
                                                                                          --------      -------------
ASSETS:
  Investments at value (Cost $29,984,436 and $149,454,157, respectively) .........     $  31,795,832      $ 149,999,650
  Put options purchased (Cost $9,225,881 and $12,058,289, respectively) ..........         2,584,275          4,734,325
  Cash ...........................................................................             1,268              1,595
  Deposit at Brokers .............................................................         2,765,545         47,011,041
  Receivable for investments sold ................................................                --          2,473,985
  Receivable for Fund shares sold ................................................            67,252          1,460,333
  Receivable from the Adviser and other service providers ........................           253,760                 --
  Interest receivable ............................................................           226,791            163,912
  Prepaid expenses ...............................................................             2,405              5,363
  Net unrealized appreciation/(depreciation) on forward foreign exchange contracts           102,952                 --
  Variation margin ...............................................................                --             86,625
                                                                                       -------------      -------------
  TOTAL ASSETS ...................................................................        37,800,080        205,936,829
                                                                                       -------------      -------------
LIABILITIES:
  Securities sold short (proceeds $2,588,720 and $47,826,802, respectively) ......         2,842,480         45,959,416
  Put options sold short (proceeds $1,238,800 and $659,685, respectively) ........           312,000            234,000
  Payable for investments purchased ..............................................                --          3,522,816
  Dividends payable on securities sold short .....................................                --             24,034
  Payable for Fund shares redeemed ...............................................            99,195            456,288
  Payable for investment advisory fees ...........................................            43,040            154,654
  Payable for distribution fees ..................................................             4,354             76,367
  Other accrued expenses .........................................................            89,728             99,464
                                                                                       -------------      -------------
  TOTAL LIABILITIES ..............................................................         3,390,797         50,527,039
                                                                                       -------------      -------------
  NET ASSETS .....................................................................     $  34,409,283      $ 155,409,790
                                                                                       =============      =============
NET ASSETS CONSIST OF:
  Paid in capital ................................................................     $ 122,043,166      $ 340,787,544
  Accumulated undistributed net investment income/(loss) .........................             3,738            578,493
  Accumulated net realized gain/(loss) on investments, forward contracts,
    put options, futures and securities sold short ...............................       (83,837,164)      (173,628,722)
  Net unrealized appreciation/(depreciation) on investments, securities
    sold short, forward contracts, put options and futures transactions ..........        (3,800,457)       (12,327,525)
                                                                                       -------------      -------------
  NET ASSETS .....................................................................     $  34,409,283      $ 155,409,790
                                                                                       =============      =============
SHARES OF COMMON STOCK OUTSTANDING:
  CLASS O:
  Net Asset Value and redemption price per share ($19,158,588 (DIVIDE) 4,408,902
    shares outstanding) ..........................................................             $4.35
                                                                                               =====
  CLASS A:
  Net Asset Value and redemption price per share ($14,630,174 (DIVIDE) 3,312,143 shares outstanding and $105,678,851 (DIVIDE) 24,859,508 shares outstanding,
    respectively) ................................................................             $4.42              $4.25
                                                                                               =====              =====
  Maximum offering price per share (NAV (DIVIDE) 0.955 based on maximum
    sales charge of 4.50% of the offering price at April 30, 2003) ...............             $4.63              $4.45
                                                                                               =====              =====
  CLASS B:
  Net Asset Value and offering price per share ($23,485,038 (DIVIDE) 5,568,237
    shares outstanding) ..........................................................                                $4.22(a)
                                                                                                                  =====
  CLASS C:
  Net Asset Value and offering price per share ($620,521 (DIVIDE) 139,225 shares outstanding and $26,043,733 / 6,447,522 shares outstanding,
    respectively) ................................................................             $4.46(a)           $4.04(a)
                                                                                               =====              =====
  CLASS R:
  Net Asset Value, offering and redemption price per share
    ($202,168 (DIVIDE) 47,776 shares outstanding) ................................                                $4.23
                                                                                                                  =====

---------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

                                                                                                         STRATEGY     CAPITAL VALUE
                                                                                                           FUND           FUND
                                                                                                         --------     -------------
INVESTMENT INCOME:
  Interest .......................................................................................     $  1,182,029    $  2,436,352
                                                                                                       ------------    ------------
  TOTAL INVESTMENT INCOME ........................................................................        1,182,029       2,436,352
                                                                                                       ------------    ------------
EXPENSES:
  Investment advisory fees .......................................................................          393,752       1,312,252
  Distribution fees ..............................................................................           64,597         581,206
  Dividends on securities sold short .............................................................               --         217,778
  Shareholder services fees ......................................................................          145,813         195,006
  Registration fees ..............................................................................           16,352          42,629
  Directors' fees ................................................................................           14,571          38,565
  Shareholder communications expenses ............................................................           17,324          36,672
  Custodian fees .................................................................................            4,898          17,203
  Legal and audit fees ...........................................................................           12,315           5,943
  Miscellaneous expenses .........................................................................               --          42,565
                                                                                                       ------------    ------------
  TOTAL EXPENSES .................................................................................          669,622       2,489,819
  LESS:
    Expense reimbursements .......................................................................               --          (7,659)
                                                                                                       ------------    ------------
  TOTAL NET EXPENSES .............................................................................          669,622       2,482,160
                                                                                                       ------------    ------------
NET INVESTMENT INCOME/(LOSS) .....................................................................          512,407         (45,808)
                                                                                                       ------------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FORWARD CONTRACTS, PUT OPTIONS
  PURCHASED, SECURITIES SOLD SHORT TRANSACTIONS AND FUTURES TRANSACTIONS:
  Net realized gain/(loss) on investments, forward contracts, put options and futures transactions        3,307,350
                                                                                                                         10,744,501
  Net realized gain/(loss) on investments, put options and futures transactions sold short .......          104,845
                                                                                                                          6,367,743
  Net increase/(decrease) in unrealized appreciation/(depreciation) on investments, securities
    sold short, forward contracts, put options and futures transactions ..........................         (688,232)    (13,418,113)
                                                                                                       ------------    ------------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FORWARD CONTRACTS,
    PUT OPTIONS, SECURITIES SOLD SHORT AND FUTURES TRANSACTIONS ..................................        2,723,963       3,694,131
  CONTRIBUTIONS FROM THE ADVISER AND OTHER SERVICE PROVIDERS......................................          253,760              --
                                                                                                       ------------    ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................     $  3,490,130    $  3,648,323
                                                                                                       ============    ============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            STRATEGY FUND                 CAPITAL VALUE FUND
                                                                  -------------------------------  -------------------------------
                                                                    YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                  APRIL 30, 2003   APRIL 30, 2002  APRIL 30, 2003   APRIL 30, 2002
                                                                  --------------   --------------  --------------   --------------
OPERATIONS:
  Net investment income/(loss) ..............................     $     512,407     $   1,132,282  $    (45,808)     $     781,297
  Net realized gain/(loss) on investments, forward contracts,
    put options and futures transactions ....................         3,307,350         1,896,581     10,744,501         2,707,586
  Net realized gain/(loss) on investments, put options and
    futures transactions sold short .........................           104,845                --      6,367,743         1,020,869
  Net change in unrealized appreciation/(depreciation) on
    investments, securities sold short, forward contracts,
    put options and futures transactions ....................          (688,232)       (4,487,293)   (13,418,113)          655,236
  Contributions from the Adviser and other service
    providers................................................           253,760                --             --                --
                                                                  -------------     -------------  -------------     -------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................         3,490,130        (1,458,430)     3,648,323         5,164,988
                                                                  -------------     -------------  -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class O .................................................          (785,660)         (643,705)            --                --
    Class A .................................................          (465,318)         (428,130)      (966,763)       (1,497,378)
    Class B .................................................                --                --       (120,142)         (453,545)
    Class C .................................................            (4,080)           (3,156)      (137,998)         (160,983)
    Class R .................................................                --                --         (1,542)             (552)
                                                                  -------------     -------------  -------------     -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................        (1,255,058)       (1,074,991)    (1,226,445)       (2,112,458)
                                                                  -------------     -------------  -------------     -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A .................................................        21,008,884        34,838,026    167,720,542        38,791,970
    Class B .................................................                --                --     20,669,614         9,932,228
    Class C .................................................         1,462,519            96,228     36,496,367         3,538,794
    Class R .................................................                --                --        426,884            45,962
                                                                  -------------     -------------  -------------     -------------
                                                                     22,471,403        34,934,254    225,313,407        52,308,954
                                                                  -------------     -------------  -------------     -------------
  Proceeds from reinvestment of dividends:
    Class O .................................................           513,452           363,506             --                --
    Class A .................................................           433,462           388,045        702,872         1,026,323
    Class B .................................................                --                --         92,404           335,722
    Class C .................................................             2,710             1,688        108,948           106,945
    Class R .................................................                --                --          1,541               549
                                                                  -------------     -------------  -------------     -------------
                                                                        949,624           753,239        905,765         1,469,539
                                                                  -------------     -------------  -------------     -------------
  Cost of shares redeemed:
    Class O .................................................        (2,807,742)       (2,887,156)            --                --
    Class A .................................................       (28,654,955)      (15,128,683)  (113,356,351)      (28,245,271)
    Class B .................................................                --                --    (10,786,070)       (6,716,798)
    Class C .................................................          (820,775)         (148,004)   (14,727,436)       (2,322,000)
    Class R .................................................                --                --       (227,497)          (94,236)
                                                                  -------------     -------------  -------------     -------------
                                                                    (32,283,472)      (18,163,843)  (139,097,354)      (37,378,305)
                                                                  -------------     -------------  -------------     -------------
  Net increase/(decrease) in net assets
    from capital stock transactions .........................        (8,862,445)       17,523,650     87,121,818        16,400,188
                                                                  -------------     -------------  -------------     -------------
  NET INCREASE/(DECREASE) IN NET ASSETS .....................        (6,627,373)       14,990,229     89,543,696        19,452,718
                                                                  -------------     -------------  -------------     -------------
NET ASSETS:
  Beginning of period .......................................        41,036,656        26,046,427     65,866,094        46,413,376
                                                                  -------------     -------------  -------------     -------------
  End of period .............................................     $  34,409,283     $  41,036,656  $ 155,409,790     $  65,866,094
                                                                  =============     =============  =============     =============
  Undistributed net investment income .......................     $       3,738     $      35,119  $     578,493     $     666,022
                                                                  =============     =============  =============     =============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C, and Class R Shares.

Each Class O, Class A and Class C Share of the Strategy Fund and each Class A, Class B, Class C, and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C Shares bear additional incremental
shareholder   administrative  expenses  resulting  from  deferred  sales  charge arrangements. In addition, only the holders of Class A, Class B, and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B Shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C Shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R Shares are sold at net asset value per share only to institutional investors and certain retirement plans. Class O Shares are no longer offered for sale except for reinvestment of dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last bid price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. A Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. Each Fund may purchase or write call or put options on securities or indices. As a writer of put options, a Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. A Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. A Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, a Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, a Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, a Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

FUTURES CONTRACTS. Each Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds. The tax character of the distributions paid during the fiscal year ended April 30, 2003 were the same.

For the year ended April 30, 2003, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to paid in capital. These reclassifications related to expired capital loss carryforwards and foreign currency transactions and have no impact on total net assets.

                                                                              ACCUMULATED REALIZED
                                                                              LOSS ON INVESTMENTS,
                                             ACCUMULATED UNDISTRIBUTED   FOREIGN CURRENCY, PUT OPTIONS,
                                               NET INVESTMENT INCOME    FUTURES AND SECURITIES SOLD SHORT
                                             -------------------------  ---------------------------------
              Comstock Strategy Fund .............   $  711,270                  $  (711,270)
              Comstock Capital Value Fund ........    1,184,724                   (1,184,724)

PROVISION FOR INCOME TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of April 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                  STRATEGY FUND      CAPITAL VALUE FUND
                                                                  -------------      ------------------
                  Undistributed ordinary income/(loss) .......... $    106,691           $     881,680
                  Accumulated capital loss carryforwards
                    and other losses* ...........................  (89,291,926)           (187,631,666)
                  Unrealized appreciation/(depreciation) ........    1,297,592               1,372,233
                                                                  ------------           -------------
                  Total accumulated earnings/(deficit) .......... $(87,887,643)          $(185,377,753)
                                                                  ============           =============

*Please refer to Note 7 on capital loss carryforwards. In addition, the Strategy Fund and Capital Value Fund have post-October deferrals of $5,036,907 and $15,270,465, respectively.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as the Adviser previously defined on page 13 and Administrator for both Funds effective May 23, 2000. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pays the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Fund's daily average net assets, computed daily and payable monthly. The Adviser agreed to waive a portion of their fee for the Strategy Fund and the Capital Value Fund until May 22, 2002, to the extent necessary, in order to maintain each Fund's expense ratio achieved during 1999 (other than extraordinary expenses) based on asset levels as of May 22, 2000. For the year ended April 30, 2003, the Adviser waived fees of $7,659 for the Capital Value Fund.

4. DISTRIBUTION PLAN. The Funds' Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended April 30, 2003, the Capital Value Fund incurred distribution costs of $243,263, $183,158 and $154,785 for Class A, Class B and Class C Shares, respectively, and the Strategy Fund incurred distribution costs of $60,219 and $4,379 for Class A and Class C Shares, respectively, payable to Gabelli and Company, Inc., an affiliate of the Adviser.

5. PORTFOLIO SECURITIES: Purchases and sales of securities for the year ended April 30, 2003, other than Government and short-term debt securities, were as follows:

                                                      PURCHASES        SALES
                                                      ---------       ---------
Strategy Fund:
   Long transactions .............................. $   482,871              --
   Short sale transactions ........................          --     $ 2,588,721
   Long put option transactions ...................  11,257,616      11,641,236
   Short put option transactions ..................          --       1,343,645
                                                    -----------     -----------
                                                    $11,740,487     $15,573,602
                                                    ===========     ===========
Capital Value Fund:
   Long transactions .............................. $ 1,846,477     $   469,439
   Short sale transactions ........................  26,607,442      56,589,465
   Long put option transactions ...................  12,058,289      13,889,073
   Short put option transactions ..................          --         659,685
                                                    -----------     -----------
                                                    $40,512,208     $71,607,662
                                                    ===========     ===========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                                STRATEGY FUND                 CAPITAL VALUE FUND
                                                       ------------------------------   ------------------------------
                                                         YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                       APRIL 30, 2003  APRIL 30, 2002   APRIL 30, 2003  APRIL 30, 2002
                                                       --------------  --------------   --------------  --------------
CLASS O:
Shares issued upon reinvestment of dividends ..........     109,561          84,763
Shares redeemed .......................................    (602,847)       (673,575)
                                                         ----------      ----------
   Net increase (decrease) in Class O Shares ..........    (493,286)       (588,812)
                                                         ==========      ==========
CLASS A:
Shares sold ...........................................   4,247,135       7,614,865        35,951,192      10,568,685
Shares issued upon reinvestment of dividends ..........      92,187          89,488           149,230         299,220
Shares redeemed .......................................  (5,934,044)     (3,473,778)      (24,490,044)     (7,760,430)
                                                         ----------      ----------       -----------      ----------
   Net increase (decrease) in Class A Shares ..........  (1,594,722)      4,230,575        11,610,378       3,107,475
                                                         ==========      ==========       ===========      ==========
CLASS B:
Shares sold ...........................................                                     4,413,330       2,707,255
Shares issued upon reinvestment of dividends ..........                                        19,720          97,878
Shares redeemed .......................................                                    (2,458,611)     (1,804,705)
                                                                                          -----------      ----------
   Net increase (decrease) in Class B Shares ..........                                     1,974,439       1,000,428
                                                                                          ===========      ==========
CLASS C:
Shares sold ...........................................     283,892          20,970         8,141,900       1,016,458
Shares issued upon reinvestment of dividends ..........         557             355            24,265          32,506
Shares redeemed .......................................    (169,968)        (33,818)       (3,313,664)       (666,049)
                                                         ----------      ----------       -----------      ----------
   Net increase (decrease) in Class C Shares ..........     114,481         (12,493)        4,852,501         382,915
                                                         ==========      ==========       ===========      ==========
CLASS R:
Shares sold ...........................................                                        93,055          12,811
Shares issued upon reinvestment of dividends ..........                                           329             161
Shares redeemed .......................................                                       (48,083)        (24,902)
                                                                                          -----------      ----------
   Net increase (decrease) in Class R Shares ..........                                        45,301         (11,930)
                                                                                          ===========      ==========

7. FEDERAL INCOME TAX INFORMATION. The following summarizes the amount of capital loss carryforwards and expiration date for each Fund at April 30, 2003:

           EXPIRING IN FISCAL YEAR        STRATEGY FUND     CAPITAL VALUE FUND
           -----------------------        -------------     ------------------
                    2004                   $ 8,795,583         $ 14,438,751
                    2005                    14,912,760           14,168,996
                    2006                    14,076,373           57,496,622
                    2007                    26,257,347           48,938,064
                    2008                    15,186,640           36,909,064
                    2009                     5,026,316              409,704
                                           -----------         ------------
                                           $84,255,019         $172,361,201
                                           ===========         ============

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

During the year ended April 30, 2003, the Comstock Strategy Fund and Comstock Capital Value Fund utilized $1,511,802 and $10,474,907, respectively, of capital loss carryforwards.

As of April 30, 2003, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation (depreciation) on investments, put options purchased, securities sold short and futures transactions for each Fund at April 30, 2003:

                                     GROSS           GROSS
                                  UNREALIZED      UNREALIZED
                                 APPRECIATION    DEPRECIATION         NET
                                 ------------    ------------    -------------
Comstock Strategy Fund .......... $2,872,783     $ (6,673,240)   $ (3,800,457)
Comstock Capital Value Fund .....  5,895,560      (18,233,085)    (12,327,525)

8. TRANSACTIONS WITH AFFILIATES. During the year ended April 30, 2003, Gabelli & Company, Inc. informed the Funds that it retained $105,696 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the fiscal year ended April 30, 2003, the Comstock Strategy Fund and the Comstock Capital Value Fund reimbursed the Adviser $0 and $32,287, respectively, in connection with the cost of computing such Fund's net asset value.

The Funds reimburse the Adviser for payments made to third parties for sub-transfer agency services. For the year ended April 30, 2003, the Comstock Strategy Fund and the Comstock Capital Value Fund paid $17,400 and $26,349, respectively, in connection with these agreements.

9. CONTRIBUTIONS FROM THE ADVISER AND OTHER SERVICE PROVIDERS AND SUBSEQUENT EVENT. In February 2003 the Board of Directors approved a change in investment policy to permit the Strategy Fund to engage in short sales. In late June 2003, the Fund became aware that this change in policy should have been approved by shareholders prior to implementation. At April 30, 2003, the Strategy Fund had open short sales of common stocks with a market value of $2,842,480 and sustained unrealized losses of $253,760. Subsequent to April 30, 2003, the Fund sustained additional losses of $583,634 in connection with these transactions. The Fund's service providers , including the Adviser, have agreed to reimburse the Fund $837,394 for the full amount of losses sustained in connection with these transactions.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS         DISTRIBUTIONS
                        --------------------------------------   ------------------------

                                          Net
             Net Asset               Realized and     Total                              Net Asset            Net Assets
  Period      Value,        Net       Unrealized      from          Net                    Value,               End of
   Ended     Beginning  Investment  Gain (Loss) on  Investment   Investment     Total      End of    Total      Period
 April 30    of Period   Income(a)   Investments    Operations     Income   Distributions  Period   Return(b)  (in 000's)
 --------    ---------  ----------  --------------  ----------   ---------- ------------- --------  --------- -----------
STRATEGY FUND
CLASS O
   2003        $4.17      $0.06         $0.29         $0.35        $(0.17)     $(0.17)     $4.35       8.22%    $19,159
   2002         4.20       0.13         (0.04)         0.09         (0.12)      (0.12)      4.17       2.19      20,460
   2001(c)      4.04       0.15          0.17          0.32         (0.16)      (0.16)      4.20       8.05      23,051
   2000         4.94       0.20         (0.90)        (0.70)        (0.20)      (0.20)      4.04     (14.35)     27,854
   1999         6.06       0.30         (0.94)        (0.64)        (0.48)      (0.48)      4.94     (11.32)     45,803
CLASS A
   2003        $4.17      $0.05         $0.29         $0.34        $(0.09)     $(0.09)     $4.42       8.09%    $14,630
   2002         4.20       0.11         (0.03)         0.08         (0.11)      (0.11)      4.17       1.95      20,472
   2001(c)      4.04       0.14          0.17          0.31         (0.15)      (0.15)      4.20       7.77       2,838
   2000         4.94       0.19         (0.90)        (0.71)        (0.19)      (0.19)      4.04     (14.58)      3,789
   1999         6.06       0.29         (0.95)        (0.66)        (0.46)      (0.46)      4.94     (11.56)      7,858
CLASS C
   2003        $4.21      $0.02         $0.28         $0.30        $(0.05)     $(0.05)     $4.46       7.14%       $621
   2002         4.22       0.09         (0.02)         0.07         (0.08)      (0.08)      4.21       1.61         104
   2001(c)      4.06       0.11          0.16          0.27         (0.11)      (0.11)      4.22       6.90         157
   2000         4.94       0.15         (0.88)        (0.73)        (0.15)      (0.15)      4.06     (14.89)        212
   1999         6.06       0.26         (0.97)        (0.71)        (0.41)      (0.41)      4.94     (12.42)        710

                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
               ---------------------------------------------------------
                                             Decrease
                   Net                      Reflected in
               Investment     Operating     Expense Ratio
  Period      Income/(Loss)  Expenses to        Due to        Portfolio
   Ended        to Average   Average Net    Administrative     Turnover
 April 30       Net Assets      Assets         Fee Waiver        Rate
 --------      ------------  -----------    --------------    ----------
STRATEGY FUND
CLASS O
   2003            1.26%         1.31%              --              0%
   2002            3.06          1.75               --             16
   2001(c)         3.32          2.02               --             61
   2000            4.55          2.23               --            112
   1999            5.29          1.49             0.14%           130
CLASS A
   2003            0.98%         1.56%              --              0%
   2002            2.56          1.83               --             16
   2001(c)         3.57          2.27               --             61
   2000            4.28          2.46               --            112
   1999            5.05          1.75             0.14%           130
CLASS C
   2003            0.32%         2.21%              --              0%
   2002            2.04          2.73               --             16
   2001(c)         2.57          3.02               --             61
   2000            3.51          3.16               --            112
   1999            4.14          2.48             0.14%           130

------------------------
(a) Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total return for the year ended April 30, 2003, excluding the effect of the contributions from the Fund's Adviser and other service providers for $253,760 was 7.48%, 7.11% and 6.42% for Class O, A and C Shares, respectively.
(c) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS          DISTRIBUTIONS
                         --------------------------------------   ------------------------


              Net Asset     Net       Net Realized     Total                                 Net Asset              Net Assets
  Period       Value,    Investment  and Unrealized     from         Net                       Value,                 End of
   Ended     Beginning     Income    Gain (Loss) on  Investment   Investment    Total          End of     Total       Period
 April 30    of Period   (Loss)(a)     Investments   Operations     Income   Distributions     Period    Return(b)  (in 000's)
 --------    ----------  ----------  --------------  ----------   ---------- -------------  ---------    ---------  ----------
CAPITAL VALUE FUND
CLASS A
   2003         $3.59      $0.01          $0.70         $0.71       $(0.05)      $(0.05)       $4.25       19.49%    $105,679
   2002          3.34       0.06           0.34          0.40        (0.15)       (0.15)        3.59       12.18       47,547
   2001(c)       2.72       0.16           0.66          0.82        (0.20)       (0.20)        3.34       31.23       33,852
   2000          3.49       0.12          (0.84)        (0.72)       (0.05)       (0.05)        2.72      (20.70)      39,112
   1999          5.06       0.14          (1.40)        (1.26)       (0.31)       (0.31)        3.49      (25.80)      59,246
CLASS B
   2003         $3.57     $(0.03)         $0.71         $0.68       $(0.03)      $(0.03)       $4.22       18.89%     $23,485
   2002          3.33       0.03           0.34          0.37        (0.13)       (0.13)        3.57       11.31       12,843
   2001(c)       2.71       0.13           0.67          0.80        (0.18)       (0.18)        3.33       30.36        8,639
   2000          3.47       0.10          (0.86)        (0.76)       (0.00)*         --         2.71      (21.82)       7,936
   1999          4.99       0.11          (1.38)        (1.27)       (0.25)       (0.25)        3.47      (26.19)      13,752
CLASS C
   2003         $3.43     $(0.03)         $0.68         $0.65       $(0.04)      $(0.04)       $4.04       18.66%     $26,044
   2002          3.20       0.03           0.33          0.36        (0.13)       (0.13)        3.43       11.33        5,468
   2001(c)       2.61       0.14           0.63          0.77        (0.18)       (0.18)        3.20       30.50        3,874
   2000          3.32       0.09          (0.80)        (0.71)          --           --         2.61      (21.39)       2,366
   1999          4.80       0.10          (1.32)        (1.22)       (0.26)       (0.26)        3.32      (26.22)       5,014
CLASS R
   2003         $3.58      $0.01          $0.70         $0.71       $(0.06)      $(0.06)       $4.23       19.43%        $202
   2002          3.34       0.15           0.25          0.40        (0.16)       (0.16)        3.58       12.16            9
   2001(c)       2.71       0.16           0.68          0.84        (0.21)       (0.21)        3.34       32.12           48
   2000          3.48       0.14          (0.85)        (0.71)       (0.06)       (0.06)        2.71      (20.49)           5
   1999          5.05       0.15          (1.40)        (1.25)       (0.32)       (0.32)        3.48      (25.67)          29

                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             -----------------------------------------------------------------
                           Operating    Operating   Interest Expense
                 Net        Expenses     Expenses    and Dividends
             Investment      Before       Net of     on Securities
  Period    Income/(Loss)   Waivers      Waivers       Sold Short    Portfolio
   Ended     to Average    to Average   to Average     to Average    Turnover
 April 30    Net Assets    Net Assets  Net Assets      Net Assets      Rate
 --------    -----------   ----------  -----------   --------------- ---------
CAPITAL VALUE FUND
CLASS A
   2003         0.16%         1.70%        1.70%           0.16%          7%
   2002         1.63          1.94         1.75            0.10           0
   2001(c)      5.02          2.06         1.87            0.05           5
   2000         3.82          2.01         2.01            0.28           0
   1999         3.31          1.47         1.47            0.72         465
CLASS B
   2003        (0.57)%        2.46%        2.45%           0.17%          7%
   2002         0.82          2.70         2.51            0.10           0
   2001(c)      4.27          2.81         2.62            0.05           5
   2000         3.04          2.78         2.78            0.28           0
   1999         2.46          2.21         2.21            0.85         465
CLASS C
   2003        (0.65)%        2.47%        2.47%           0.18%          7%
   2002         0.86          2.69         2.50            0.10           0
   2001(c)      4.27          2.81         2.62            0.05           5
   2000         3.07          2.71         2.71            0.28           0
   1999         2.54          2.18         2.18            0.78         465
CLASS R
   2003         0.30%         1.50%        1.50%           0.20%          7%
   2002         4.10          1.75         1.56            0.11           0
   2001(c)      5.27          1.81         1.62            0.05           5
   2000         4.13          1.61         1.61            0.23           0
   1999         3.56          1.24         1.24            0.72         465

--------------------------
(a) Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(c) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
*   Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Directors
Comstock Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Comstock Funds, Inc. (comprising, respectively, Comstock Strategy Fund and Comstock Capital Value Fund) (the "Funds") as of April 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Comstock Funds, Inc. at April 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                               /S/ Ernst & Young
                                                               ERNST & YOUNG LLP
New York, New York
July 8, 2003

--------------------------------------------------------------------------------
                 2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

 For the fiscal year ended April 30, 2003, the Comstock Strategy Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.0920, $0.1724 and $0.0532 per share for Class A, Class O and Class C, respectively. For the fiscal year ended April 30, 2003, none of the ordinary income dividends qualifies for the dividend received deduction available to corporations.

 For the fiscal year ended April 30, 2003, the Comstock Capital Value Fund paid to shareholders, on December 27, 2002, an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.0503, $0.0441, $0.0271 and $0.0332 per share for Class R, Class A, Class
 B, and Class C, respectively. For the fiscal year ended April 30, 2003, 0.1631% of the ordinary income dividend qualifies for the dividend received deduction available to corporations.

 U.S. GOVERNMENT INCOME:

 The percentage of the ordinary income dividends paid by the Comstock Strategy and Capital Value Funds during fiscal year 2003 which was derived from U.S. Treasury securities was 40.41% and 0%, respectively. Such income is exempt from state and local tax in all states. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Company's Statement of Additional Information includes additional information about Comstock Funds, Inc. Directors and is available, without charge, upon request, by calling
800-GABELLI (800-422-3554) or by writing to Comstock Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                              TERM OF        NUMBER OF
                            OFFICE AND  PORTFOLIOS IN FUND
 NAME, POSITION(S)           LENGTH OF        COMPLEX
     ADDRESS 1                 TIME         OVERSEEN BY         PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
      AND AGE                 SERVED 2       DIRECTOR           DURING PAST FIVE YEARS                       HELD BY DIRECTOR
      -------                 --------       --------           ----------------------                       ----------------
INTERESTED DIRECTORS 3:
----------------------
CHARLES L. MINTER            Since 1987           2        Portfolio Manager, Gabelli Funds, LLC, since 2000;        --
Director and Co-Portfolio                                  Prior to May 2000, Director, Chairman of the
Manager                                                    Board and Chief Executive Officer of Comstock
Age: 61                                                    Partners, Inc.; Prior to November 1996, Vice
                                                           Chairman, President and Secretary of Comstock
                                                           Partners, Inc.

HENRY G. VAN DER EB, CFA 4   Since 2000           4        President and Chairman of the Gabelli Mathers Fund        --
Chairman of the Board                                      since 1999; Prior to October 1999, Chairman and Chief
Age: 58                                                    Executive Officer of Mathers Fund, Inc. and
                                                           President of Mathers and Company, Inc.

NON-INTERESTED DIRECTORS:
------------------------
M. BRUCE ADELBERG            Since 1995           2        Consultant, MBA Research Group since November             --
Director                                                   1995; Director, Oakwood Counselors Inc. (investments)
Age: 66

ANTHONY J. COLAVITA          Since 2000          34        President and Attorney at Law in the law firm             --
Director                                                   of Anthony J. Colavita, P.C.
Age: 67

VINCENT D. ENRIGHT           Since 2000          12        Former Senior Vice President and Chief                    --
Director                                                   Financial Officer of KeySpan Energy
Age: 59                                                    Corporation

ANTHONY R. PUSTORINO         Since 2000          17        Certified Public Accountant; Professor Emeritus,       Director of Lynch
Director                                                   Pace University                                        Corporation
Age: 77                                                                                                           (diversified
                                                                                                                  manufacturing)

WERNER J. ROEDER, MD         Since 2000          26        Vice President of Medical Affairs at Lawrence             --
Director                                                   Hospital and practicing private physician
Age: 62

ROBERT M. SMITH              Since 1988           2        President and Director, Smith Advisors, Ltd.              --
Director                                                   (investments) since November 1995
Age: 73

1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation.
3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. Minter and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser.
4  Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                              TERM OF        NUMBER OF
                            OFFICE AND  PORTFOLIOS IN FUND
 NAME, POSITION(S)           LENGTH OF        COMPLEX
     ADDRESS 1                 TIME         OVERSEEN BY         PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
      AND AGE                 SERVED 2       DIRECTOR           DURING PAST FIVE YEARS                       HELD BY DIRECTOR
      -------                 --------       --------           ----------------------                       ----------------
OFFICERS:
--------
BRUCE N. ALPERT              Since 2000          --        Executive Vice President and Chief Operating              --
Executive Vice President                                   Officer of Gabelli Funds, LLC since 1988 and
and Treasurer                                              an officer of all mutual funds advised by
Age: 51                                                    Gabelli Funds, LLC and its affiliates.
                                                           Director and President of Gabelli Advisers, Inc.

GUS A. COUTSOUROS            Since 2000          --        Vice President and Chief Financial Officer of Gabelli     --
Vice President and                                         Funds, LLC since 1998 and an officer of all mutual
Assistant Treasurer                                        funds advised by Gabelli  Funds,  LLC and its
Age: 40                                                    affiliates.

CAROLYN MATLIN               Since 1987          --        Vice President, Gabelli Funds, LLC, since 2000;           --
Vice President                                             Prior to 2000, Vice President of Comstock Partners, Inc.
Age: 46

JAMES E. MCKEE               Since 2000          --        Vice President, General Counsel and Secretary             --
Secretary                                                  of Gabelli Asset Management Inc. since 1999
Age: 39                                                    and GAMCO Investors, Inc. since 1993; Secretary
                                                           of all mutual funds advised by Gabelli Advisers,
                                                           Inc. and Gabelli Funds, LLC

MARTIN WEINER                Since 1995          --        Portfolio Manager, Gabelli Funds, LLC, since 2000;        --
President and                                              President and Co-Portfolio Manager of The Comstock
Co-Portfolio Manager                                       Capital Value Fund and The Comstock Strategy Fund
Age: 69                                                    since 1999; Prior to 1999, Research Analyst for
                                                           Comstock Partners, Inc.

1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
M. Bruce Adelberg                                 Anthony R. Pustorino
CONSULTANT                                        CERTIFIED PUBLIC ACCOUNTANT
MBA RESEARCH GROUP                                PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Anthony J. Colavita                               Werner J. Roeder, MD
ATTORNEY-AT-LAW                                   VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                         LAWRENCE HOSPITAL CENTER

Vincent D. Enright                                Robert M. Smith
FORMER SENIOR VICE PRESIDENT                      PRESIDENT AND DIRECTOR
AND CHIEF FINANCIAL OFFICER                       SMITH ADVISORS, LTD.
KEYSPAN ENERGY CORP.

Charles L. Minter                                 Henry G. Van der Eb
FORMER CHAIRMAN AND                               CHAIRMAN OF
CHIEF EXECUTIVE OFFICER                           COMSTOCK FUNDS, INC. AND
COMSTOCK PARTNERS, INC.                           THE GABELLI MATHERS FUND

                                    OFFICERS
Henry G. Van der Eb                               Martin Weiner, CFA
CHAIRMAN                                          PORTFOLIO MANAGER
                                                  AND PRESIDENT

Bruce N. Alpert                                   Charles L. Minter
EXECUTIVE VICE PRESIDENT                          PORTFOLIO MANAGER
AND TREASURER                                     AND DIRECTOR

Gus Coutsouros                                    Carolyn Matlin
VICE PRESIDENT                                    VICE PRESIDENT

James E. McKee
SECRETARY
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.
                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of The Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMAR03SR

COMSTOCK
FUNDS,
INC.



Comstock Strategy Fund
Comstock Capital Value Fund


                                                                   ANNUAL REPORT
                                                                  APRIL 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.

By (Signature and Title)*  /s/ Bruce N. Alpert
                           Bruce N. Alpert, Principal Executive Officer

Date   July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert
                           Bruce N. Alpert, Principal Executive Officer

Date   July 8, 2003


By (Signature and Title)*  /s/ Gus A. Coutsouros
                           Gus A. Coutsouros, Principal Financial Officer

Date   July 8, 2003

* Print the name and title of each signing officer under his or her signature.